SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.59%)
Agricultural Products & Services (0.98%)
Winfarm SAS(a)	107,247	$419,927

Alternative Carriers (1.09%)
KINX, Inc.	8,946	464,877

Application Software (17.43%)
Catapult Group International, Ltd.(a)	693,100	1,591,568
Cerillion PLC	21,126	462,831
CYND Co., Ltd.(a)	104,700	730,628
Fabasoft AG	27,901	485,541
Freee KK(a)	65,200	1,257,631
P E Analytics Ltd(a)	56,400	176,271
RS Software India, Ltd.	61,320	143,907
Sidetrade	3,605	836,470
SmartCraft ASA(a)	420,240	1,092,741
SpiderPlus & Co.(a)	257,700	664,948
Total Application Software		7,442,536

Asset Management & Custody Banks (2.75%)
Beacon Trusteeship, Ltd.(a)	23,000	25,656
JTC PLC(b)(c)(d)	20,711	255,131
Pensionbee Group PLC(a)	445,120	894,375
Total Asset Management & Custody Banks		1,175,162

Automotive Parts & Equipment (0.20%)
hGears AG(a)	49,876	87,571

Commercial & Residential Mortgage Finance (1.57%)
Aavas Financiers, Ltd.(a)	34,218	671,281

Electrical Components & Equipment (1.97%)
Arcure SA(a)	178,198	841,715

Electronic Components (0.62%)
Segyung Hitech Co., Ltd.	47,500	266,192

Electronic Equipment & Instruments (7.44%)
Blackline Safety Corp.(a)	286,288	1,360,289
Next Vision Stabilized Systems, Ltd.	84,100	1,398,158
Suprema, Inc.(a)	25,300	418,473
Total Electronic Equipment & Instruments		3,176,920

	Shares	Value (Note 2)
Food Distributors (4.19%)
Kitwave Group PLC	453,869	$1,786,975

Food Retail (2.41%)
Midi Utama Indonesia Tbk PT	38,538,400	1,029,606

Health Care Equipment (0.17%)
Angle PLC(a)	575,000	73,784

Health Care Services (0.13%)
Oncoclinicas do Brasil Servicos Medicos SA(a)	136,400	53,872

Health Care Technology (0.11%)
Reliq Health Technologies, Inc.(a)(e)	4,073,306	3
SyntheticMR AB(a)	120,400	46,794
Total Health Care Technology		46,797

Home Improvement Retail (2.11%)
Victorian Plumbing Group PLC	775,500	900,943

Industrial Machinery & Supplies & Components (1.01%)
XRF Scientific, Ltd.	356,576	430,370

Interactive Media & Services (1.56%)
Trustpilot Group PLC(a)(b)(c)(d)	172,900	664,509

Investment Banking & Brokerage (17.13%)
flatexDEGIRO AG	214,102	3,276,766
JDC Group AG(a)	140,819	3,325,778
M&A Research Institute Holdings, Inc.(a)	55,000	712,034
Total Investment Banking & Brokerage		7,314,578

IT Consulting & Other Services (5.42%)
Allied Digital Services, Ltd.	141,500	387,906
Converge Technology Solutions Corp.	143,800	327,125
Spyrosoft SA(a)	6,500	716,067
System Support, Inc.	79,000	884,165
Total IT Consulting & Other Services		2,315,263

Metal, Glass & Plastic Containers (2.52%)
Time Technoplast, Ltd.	186,400	1,074,676

Packaged Foods & Meats (2.89%)
Ifuji Sangyo Co., Ltd.	74,600	793,672
LT Foods, Ltd.	48,700	238,398
Manorama Industries, Ltd.	16,195	203,493
Total Packaged Foods & Meats		1,235,563

	Shares	Value (Note 2)
Pharmaceuticals (3.73%)
Beta Drugs, Ltd.(a)(b)(c)(d)	17,200	$403,613
Bliss Gvs Pharma, Ltd.	161,000	309,743
Genomma Lab Internacional SAB de CV	723,132	878,815
Total Pharmaceuticals		1,592,171

Real Estate Operating Companies (1.16%)
Arealink Co., Ltd.	34,000	493,540

Research & Consulting Services (7.45%)
Elixirr International PLC	254,500	2,293,969
Intloop, Inc.(a)	21,600	885,443
Total Research & Consulting Services		3,179,412

Semiconductor Materials & Equipment (3.75%)
FNS Tech Co., Ltd.	59,000	321,421
GLTECHNO HOLDINGS, Inc.	42,500	780,610
Gudeng Precision Industrial Co., Ltd.	33,700	500,599
Total Semiconductor Materials & Equipment		1,602,630

Semiconductors (1.59%)
EnSilica PLC(a)	684,647	372,841
ZillTek Technology Corp.	31,100	304,032
Total Semiconductors		676,873

Specialized Finance (1.27%)
CSL Finance, Ltd.	146,900	541,864

Specialty Chemicals (0.45%)
DingZing Advanced Materials, Inc.	43,000	190,837

Systems Software (1.46%)
TECSYS, Inc.	19,500	621,987

Technology Hardware, Storage & Peripherals (0.20%)
Asetek A/S(a)	1,272,772	84,684

Trading Companies & Distributors (1.16%)
IPD Group, Ltd.	207,600	497,272

Transaction & Payment Processing Services (0.67%)
CSU Digital SA	114,100	284,241

TOTAL COMMON STOCKS
(Cost $38,012,371)		41,238,628

	Shares	Value (Note 2)
WARRANTS (0.00%)(f)
Transaction & Payment Processing Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.53, Expires 0	2,932,900	0
TOTAL WARRANTS
(Cost $0)		0

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (1.41%)

State Street Institutional US Government Money Market Fund, Investor Class	4.879%	600,456	$600,456
			600,456
TOTAL SHORT-TERM INVESTMENT
(Cost $600,456)			600,456

TOTAL INVESTMENTS (98.00%)
(Cost $38,612,827)			$41,839084

OTHER ASSETS IN EXCESS OF LIABILITIES (2.00%)			853,528

NET ASSETS (100.00%)			$42,695,612

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $1,323,253, representing 3.10% of net assets.
(c)	Security deemed to be restricted as of December 31, 2024. As of December 31, 2024, the fair value of restricted securities in the aggregate was $1,323,253, representing 3.10% of the Fund’s net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the fair value of those securities was $1,323,253 representing 3.10% of net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets
(f)	Less than 0.005%.

At December 31, 2024, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Fair Value
Australia	6.1
Austria	1.2
Brazil	0.8
Canada	5.6
Denmark	0.2
France	5.1
Germany	16.2
Great Britain	18.1
India	10.1
Indonesia	2.5
Israel	3.4
Japan	17.5
Jersey	0.6
Mexico	2.1
Norway	2.6
Poland	1.7
South Korea	3.6
Sweden	0.1
Taiwan	2.4
100.0

SEVEN CANYONS STRATEGIC GLOBAL FUND

PORTFOLIO OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.27%)
Agricultural Products & Services (1.61%)
Winfarm SAS(a)	53,800	$210,655

Alternative Carriers (1.04%)
KINX, Inc.	2,627	136,511

Application Software (8.72%)
91APP, Inc.	35,000	90,744
P E Analytics Ltd(a)	13,200	41,255
ReposiTrak, Inc.	32,600	721,438
RS Software India, Ltd.	17,780	41,726
Sidetrade	302	70,073
SmartCraft ASA(a)	68,861	179,058
Total Application Software		1,144,294

Asset Management & Custody Banks (1.10%)
Beacon Trusteeship, Ltd.(a)	7,000	7,808
JTC PLC(b)(c)(d)	11,100	136,737
Total Asset Management & Custody Banks		144,545

Automotive Parts & Equipment (0.14%)
hGears AG(a)	10,414	18,285

Commercial & Residential Mortgage Finance (1.76%)
Aavas Financiers, Ltd.(a)	11,800	231,490

Data Processing & Outsourced Services (1.09%)
Datamatics Global Services, Ltd.	19,132	142,674

Distributors (0.56%)
Inter Cars SA	584	73,668

Drug Retail (0.42%)
Corporativo Fragua SAB de CV	1,709	55,734

Electrical Components & Equipment (1.79%)
Arcure SA(a)	49,733	234,913

Electronic Components (0.40%)
Segyung Hitech Co., Ltd.	9,300	52,118

Electronic Equipment & Instruments (7.42%)
Blackline Safety Corp.(a)	80,412	382,075
Next Vision Stabilized Systems, Ltd.	22,506	374,161
Suprema, Inc.(a)	13,087	216,465
Total Electronic Equipment & Instruments		972,701

	Shares	Value (Note 2)
Environmental & Facilities Services (1.76%)
Water Intelligence PLC(a)	44,700	$230,833

Food Distributors (3.49%)
Kitwave Group PLC	116,205	457,523

Food Retail (2.01%)
Midi Utama Indonesia Tbk PT	9,871,100	263,720

Health Care Services (0.13%)
Oncoclinicas do Brasil Servicos Medicos SA(a)	41,600	16,430

Health Care Technology (–%)
Reliq Health Technologies, Inc.(a)(e)	915,996	1

Home Improvement Retail (1.66%)
Victorian Plumbing Group PLC	187,400	217,713

Industrial Machinery & Supplies & Components (1.47%)
XRF Scientific, Ltd.	159,595	192,623

Investment Banking & Brokerage (13.32%)
flatexDEGIRO AG	62,813	961,334
JDC Group AG(a)	24,400	576,265
M&A Research Institute Holdings, Inc.(a)	16,200	209,726
Total Investment Banking & Brokerage		1,747,325

IT Consulting & Other Services (5.98%)
Allied Digital Services, Ltd.	42,200	115,687
Converge Technology Solutions Corp.	63,600	144,681
Spyrosoft SA(a)	1,900	209,312
System Support, Inc.	28,100	314,494
Total IT Consulting & Other Services		784,174

Metal, Glass & Plastic Containers (2.43%)
Time Technoplast, Ltd.	55,193	318,211

Packaged Foods & Meats (1.79%)
Ifuji Sangyo Co., Ltd.	18,300	194,694
LT Foods, Ltd.	8,300	40,631
Total Packaged Foods & Meats		235,325

Passenger Airlines (1.34%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	23,600	175,584

Pharmaceuticals (3.93%)
Beta Drugs, Ltd.(a)(b)(c)(d)	7,100	166,608
Bliss Gvs Pharma, Ltd.	49,100	94,462
Genomma Lab Internacional SAB de CV	208,932	253,913
Total Pharmaceuticals		514,983

	Shares	Value (Note 2)
Research & Consulting Services (7.86%)
Elixirr International PLC	78,900	$711,176
Intloop, Inc.(a)	7,800	319,743
Total Research & Consulting Services		1,030,919

Semiconductor Materials & Equipment (5.96%)
FNS Tech Co., Ltd.	24,000	130,747
GLTECHNO HOLDINGS, Inc.	12,500	229,591
Gudeng Precision Industrial Co., Ltd.	7,400	109,924
Qualitau, Ltd.	4,600	311,517
Total Semiconductor Materials & Equipment		781,779

Semiconductors (2.64%)
EnSilica PLC(a)	287,155	156,377
QuickLogic Corp.(a)	9,700	109,610
ZillTek Technology Corp.	8,200	80,163
Total Semiconductors		346,150

Specialized Finance (1.49%)
CSL Finance, Ltd.	53,019	195,569

Specialty Chemicals (0.43%)
DingZing Advanced Materials, Inc.	12,600	55,920

Systems Software (1.75%)
TECSYS, Inc.	7,200	229,657

Technology Distributors (2.82%)
Climb Global Solutions, Inc.	2,600	329,550
Richardson Electronics, Ltd./United States	2,855	40,056
Total Technology Distributors		369,606

Technology Hardware, Storage & Peripherals (0.26%)
Asetek A/S(a)	509,644	33,909

Trading Companies & Distributors (1.86%)
IPD Group, Ltd.	102,000	244,324

Transaction & Payment Processing Services (0.84%)
CSU Digital SA	44,500	110,856

TOTAL COMMON STOCKS
(Cost $10,775,448)		11,970,722

WARRANTS (0.00%)
Transaction & Payment Processing Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 0	937,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (7.26%)

State Street Institutional US Government Money Market Fund, Investor Class	4.879%	951,712	$951,712
			951,712
TOTAL SHORT-TERM INVESTMENT
(Cost $951,712)			951,712

TOTAL INVESTMENTS (98.53%)
(Cost $11,727,160)			$12,922,434

OTHER ASSETS IN EXCESS OF LIABILITIES (1.47%)			192,845

NET ASSETS (100.00%)			$13,115,279

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $303,345, representing 2.31% of net assets.
(c)	Security deemed to be restricted as of December 31, 2024. As of December 31, 2024, the fair value of restricted securities in the aggregate was $303,345, representing 2.31% of the Fund’s net assets..
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the fair value of those securities was $303,345 representing 2.31% of net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets

At December 31, 2024, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Fair Value
Australia	3.7
Brazil	1.1
Canada	6.3
Denmark	0.3
France	4.3
Germany	13.0
Great Britain	14.7
India	11.7
Indonesia	2.2
Israel	5.7
Japan	10.6
Jersey	1.1
Mexico	4.1
Norway	1.5
Poland	2.4
South Korea	4.5
Taiwan	2.8
United States	10.2
100.0

Notes to Quarterly Portfolio of Investments

December 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.